UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund:  BlackRock MuniYield Fund, Inc. (MYD)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.50%, 1/01/22	$5,250	$5,296,725
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,665	1,738,826
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,370,548
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,045,111

		18,451,210
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,745	1,627,579
5.00%, 6/01/46	6,450	4,786,287

		6,413,866
Arizona — 3.8%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,800	2,587,172
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT (a):
6.30%, 10/01/14	5,090	5,138,101
6.25%, 12/01/14	3,000	3,058,500
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,072,997
5.00%, 12/01/37	5,000	5,457,650
Vistancia Community Facilities District Arizona, GO, 5.75%, 7/15/24	2,125	2,168,116

		26,482,536
California — 9.9%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	5,121,938
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,737,959
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,155	3,563,036

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, Series A (concluded):
St. Joseph Health System, 5.00%, 7/01/33	$2,560	$2,810,726
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	305	325,340
5.25%, 8/15/49	770	817,163
California Pollution Control Financing Authority, RB (b):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,510	2,540,773
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	3,465	3,565,242
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	1,650	1,691,217
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	2,300	2,493,361
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services, 5.00%, 5/15/42	585	604,779
California Statewide Financing Authority, RB, Tobacco Settlement, Series A, 6.00%, 5/01/43	3,285	3,182,015
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,605	1,822,831
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	458,379
6.25%, 10/01/40	335	381,042
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	2,190	2,447,128
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,036

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO (concluded):
Various Purposes, 6.00%, 3/01/33	$5,085	$6,100,830
Various Purposes, 6.50%, 4/01/33	14,075	17,121,534
State of California Public Works Board, LRB, Various Capital Project:
Sub-Series I-1, 6.38%, 11/01/34	2,385	2,876,024
Series I, 5.00%, 11/01/38	1,605	1,760,508
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,960	1,895,555

		69,327,416
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	3,580	3,708,808
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,600,618
5.38%, 6/01/32	1,250	1,443,413
5.38%, 6/01/38	830	951,827

		8,704,666
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	2,985,534
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University:
5.00%, 7/01/39	5,000	5,531,800
Series G, 5.00%, 7/01/35	2,225	2,487,639

		11,004,973
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,537,644
Municipal Bonds	Par (000)	Value
Delaware (concluded)
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$8,275	$8,706,127

		11,243,771
District of Columbia — 3.2%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	4,440	4,654,630
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31 (c)	8,350	3,711,157
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32 (c)	15,000	6,236,250
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (c)	13,410	5,223,597
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,606,075

		22,431,709
Florida — 6.4%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	2,976,582
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	6,900	7,468,560
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	2,155	2,418,233
County of Hillsborough Florida IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	7,500	7,515,525
Series B, 7.13%, 4/01/30	5,000	5,005,050
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,391,733
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	1,310	1,410,071
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	6,150	7,371,575

2	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	$4,226	$1,774,964

		44,332,293
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,907,859
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	6,945	7,740,550

		9,648,409
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	3,057,997
Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,015,800
Illinois — 16.4%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	970,430
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.63%, 1/01/35	4,200	4,688,376
Series A, 5.75%, 1/01/39	3,500	3,938,270
Series C, 6.50%, 1/01/41	11,920	14,261,088
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/34	6,515	6,619,631
Refunding, 5.25%, 1/01/32	6,390	6,684,387
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,660	1,777,677
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	9,280	9,403,239
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,307,514
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	6,030	6,298,878
Municipal Bonds	Par (000)	Value
Illinois (concluded)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$1,635	$1,827,080
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,125,669
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,616,665
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	4,720	5,131,679
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (c)	27,225	5,068,478
Series B (AGM), 5.00%, 6/15/50	12,435	12,924,069
Series B-2, 5.00%, 6/15/50	5,085	5,283,773
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,175,809
6.00%, 6/01/28	2,335	2,717,753
State of Illinois, GO:
5.50%, 7/01/38	4,000	4,236,720
5.00%, 2/01/39	3,195	3,219,027
Series A, 5.00%, 4/01/38	2,510	2,534,447
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,410,341
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,675	1,815,097
5.00%, 4/01/44	2,045	2,207,516

		114,243,613
Indiana — 4.9%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	1,925	1,952,682
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,635	1,818,496
7.00%, 1/01/44	3,950	4,403,776
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,393,885

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$910	$940,376
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	3,015	3,108,947
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,690	1,798,092
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	7,392,031
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,519,521
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,580	2,823,526

		34,151,332
Iowa — 2.9%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	1,830	1,825,224
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,950	2,049,898
5.50%, 12/01/22	4,765	4,968,465
5.25%, 12/01/25	940	990,694
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	3,320	3,504,227
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, Series C, 5.63%, 6/01/46	4,335	3,582,531
Series B, 5.60%, 6/01/34	3,500	3,055,570

		19,976,609
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	4,910,199
Municipal Bonds	Par (000)	Value
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	$2,055	$2,232,387
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 7/01/43 (f)	2,485	1,596,414

		3,828,801
Louisiana — 3.3%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,794,409
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	9,000	10,012,050
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,324,701
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,248,293
5.25%, 5/15/31	1,750	1,877,750
5.25%, 5/15/32	2,240	2,380,963
5.25%, 5/15/33	2,430	2,571,378
5.25%, 5/15/35	1,025	1,089,247

		23,298,791
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,307,425
Maryland — 0.8%
County of Prince George’s Maryland, SO, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,508,610
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	935,132
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	2,400	2,619,984

4	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/15 (a)	$500	$520,865

		5,584,591
Massachusetts — 2.0%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	4,079,400
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	4,565	4,616,904
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	3,503,500
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	1,640	1,795,849

		13,995,653
Michigan — 4.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series A, 5.00%, 7/01/32	3,175	3,083,401
Series A, 5.25%, 7/01/39	8,995	8,810,962
Series B (AGM), 7.50%, 7/01/33	1,835	2,008,187
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	2,981,287
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V (a):
8.00%, 9/01/18	2,000	2,559,620
8.25%, 9/01/18	6,365	8,209,514
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	$6,085	$6,557,622

		34,210,593
Municipal Bonds	Par (000)	Value
Minnesota — 0.1%
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, M/F Housing, AMT, 5.95%, 5/01/30 (g)	$785	$786,209
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	307,415
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	558,221
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	510	548,423

		1,106,644
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,787,902
5.00%, 9/01/42	925	968,142

		2,756,044
New Jersey — 3.0%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	975	1,004,543
Kapkowski Road Landfill Project, Series B, 6.50%, 4/01/31	2,500	2,906,525
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	1,355	1,471,015
5.00%, 1/01/43	1,835	1,982,974
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 0.00%, 12/15/35 (c)	8,110	2,741,342
Series A, 5.50%, 6/15/41	3,630	4,020,806

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded): Series B, 5.25%, 6/15/36	$4,990	$5,426,924
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	1,065	1,181,916

		20,736,045
New York — 6.0%
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,250	1,256,500
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,985	5,436,741
County of Oneida New York Industrial Development Agency, RB, Hamilton College Civic Facility, 5.00%, 9/15/26	1,990	2,213,557
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,718	1,824,572
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,555,993
5.25%, 11/15/39	1,765	1,974,011
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	4,910	5,456,778
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	2,480	2,730,356
New York State Dormitory Authority, RB, Series F:
5.00%, 3/15/15 (a)	75	77,261
5.00%, 3/15/35	6,305	6,464,579
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	3,595	4,095,172
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	3,027,754
Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8 (concluded):
6.00%, 12/01/42	$1,485	$1,703,711

		41,816,985
North Carolina — 2.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	3,675	3,795,577
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	3,097,449
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Aldersgate, 6.25%, 7/01/35	2,970	3,099,641
1st Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	5,039,200
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,210	1,341,696

		16,373,563
Ohio — 0.6%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,380	1,471,121
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	2,840	2,950,363

		4,421,484
Pennsylvania — 2.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	5,388,653
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	2,560	2,590,003

6	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	$3,805	$4,059,250
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,000	2,000,740
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,890	1,905,007
State of Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,524,989

		18,468,642
Rhode Island — 0.4%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35 (d)(e)	4,155	2,478,831
South Carolina — 4.9%
Charleston Educational Excellence Finance Corp., RB (AGC) (a):
5.25%, 12/01/15	7,795	8,319,759
5.25%, 12/01/15	6,920	7,385,854
5.25%, 12/01/15	2,510	2,678,973
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	7,223,236
State of South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	7,470	8,270,635

		33,878,457
Tennessee — 2.9%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,855	3,101,444
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	1,625	1,615,201
County of Shelby Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Childrens Research Hospital, 5.00%, 7/01/31	11,250	11,887,875
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, Refunding RB, Vanderbilt University, Series D, 3.25%, 10/01/37	$3,730	$3,555,287

		20,159,807
Texas — 9.5%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,365	4,898,752
Sub-Lien, 5.00%, 1/01/33	725	754,522
Sub-Lien, 5.00%, 1/01/42	645	662,131
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	3,060	3,465,725
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,507,402
United Airlines, Inc. Terminal E Project, AMT, 4.75%, 7/01/24	2,750	2,829,035
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,200	2,220,306
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	1,525	1,746,949
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	460	511,005
7.00%, 1/01/43	485	541,769
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,928,386
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	410	417,540
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	1,000	1,117,060
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	4,110	1,226,835

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	$12,140	$12,876,291
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	7,442,849
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	6,000	7,125,660
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	7,342,807
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,445	2,592,654

		66,207,678
Virginia — 2.1%
County of James City Virginia EDA, Refunding RB, 1st Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,519,170
5.50%, 9/01/34	2,000	2,015,980
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,270	3,497,069
6.00%, 1/01/37	5,905	6,584,901
Winchester Industrial Development Authority, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	1,000	1,004,350

		14,621,470
Washington — 1.1%
Vancouver Housing Authority, HRB, M/F Housing, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	800	800,280
6.20%, 9/01/32	1,250	1,250,112
Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	$4,745	$5,344,104

		7,394,496
Wisconsin — 3.2%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	16,872,284
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	4,970	5,361,686

		22,233,970
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	6,195	6,755,276
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	595	615,926

		7,371,202
Total Municipal Bonds — 111.8%		779,741,195

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,767,207
California — 8.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	6,581	7,926,979
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	5,310	5,990,211
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	19,080	21,218,296

8	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	$11,977	$13,117,087
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	5,140,156
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	2,154	2,480,791

		55,873,520
Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,490	7,805,179
Series C-7, 5.00%, 9/01/36	4,800	5,002,704
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	4,299	4,896,131

		17,704,014
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,117	9,942,378
Series X-3, 4.85%, 7/01/37	9,266	10,068,229

		20,010,607
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	12,668,749
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	7,075,747
Massachusetts — 0.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	5,096,789
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	$4,048	$4,599,234
New York — 6.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	3,194	3,654,483
Hudson Yards Infrastructure Corp., RB, Senior Bond, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	3,260	3,708,371
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	21,630	23,833,664
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	13,080	14,663,203

		45,859,721
North Carolina — 3.4%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	20,208,967
Wake Forest University, 5.00%, 1/01/38	3,120	3,482,918

		23,691,885
Ohio — 4.4%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	30,942,383
Texas — 2.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	5,060	5,547,581
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,616,429

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Texas (concluded)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	$6,241	$6,994,341

		20,158,351
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,300	7,764,088
Virginia — 3.6%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	6,959,393
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,618	11,777,169
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,496,903

		25,233,465
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,384	5,927,155
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	11,456	12,215,420
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 42.9%		299,588,335
Total Long-Term Investments (Cost — $994,063,447) — 154.7%		1,079,329,530
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	24,169,842	$24,169,842
Total Short-Term Securities (Cost — $24,169,842) — 3.5%		24,169,842
Total Investments (Cost — $1,018,233,289*) — 158.2%		1,103,499,372
Other Assets Less Liabilities — 1.3%		9,114,154
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.5%)		(163,655,552)
VRDP Shares, at Liquidation Value — (36.0%)		(251,400,000)

Net Assets Applicable to Common Shares — 100.0%		$697,557,974

* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$855,714,123

Gross unrealized appreciation		$90,629,421
Gross unrealized depreciation		(6,464,986)

Net unrealized appreciation		$84,164,435

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

10	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

(i)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $23,448,711.

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	4,902,847	19,266,995	24,169,842	$1,630

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(560)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$69,781,250	$602,966

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014	11

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,079,329,530	—	$1,079,329,530
Short-Term Securities	$24,169,842	—	—	24,169,842

Total	$24,169,842	$1,079,329,530	—	$1,103,499,372

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$602,966	—	—	$602,966
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

12	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$765,000	—	—	$765,000
Liabilities:
Bank overdraft	—	$(245,293)	—	(245,293)
TOB trust certificates	—	(163,620,814)	—	(163,620,814)
VRDP Shares	—	(251,400,000)	—	(251,400,000)

Total	$765,000	$(415,266,107)	—	$(414,501,107)

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2014	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Fund, Inc.

Date:	September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date:	September 25, 2014